SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
UNITED ARAB EMIRATES
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%